UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22014
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Pioneer Diversified High Income Fund, Inc.
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2020 to June 30, 2021

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Diversified High Income Fund, Inc.

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 26, 2021

======================== Diversified High Income Fund, Inc. =========================

AMPLIFY ENERGY CORP.

Ticker:       AMPY           Security ID:  03212B103
Meeting Date: MAY 19, 2021   Meeting Type: Annual
Record Date:  MAR 24, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Patrice Douglas          For       For          Management
1b    Elect Director Christopher W. Hamm      For       For          Management
1c    Elect Director Randal T. Klein          For       For          Management
1d    Elect Director Evan S. Lederman         For       For          Management
1e    Elect Director David H. Proman          For       For          Management
1f    Elect Director Todd R. Snyder           For       For          Management
1g    Elect Director Martyn Willsher          For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management

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DESARROLLADORA HOMEX SAB DE CV

Ticker:       HOMEX          Security ID:  P35054132
Meeting Date: APR 29, 2021   Meeting Type: Annual
Record Date:  APR 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Individual and Consolidated     For       Against      Management
      Financial Statements and Statutory
      Reports
2     Approve Allocation of Income            For       For          Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       For          Management
      Corporate Practices and Compensation
      Committee
5     Receive Report on Integration of Share  For       Against      Management
      Capital in Accordance with
      Capitalization Plan Approved by Board
      and AGM on April 29, 2020
6     Elect or Ratify Directors, Chairman,    For       Against      Management
      Secretary (Non-Member) of Board,
      Chairmen and Members of Audit
      Committee and Corporate Practices and
      Compensation Committee; Approve Their
      Remuneration; Verify Independence
      Classification of Directors
7     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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FRONTIER COMMUNICATIONS CORPORATION

Ticker:       FTRCQ          Security ID:  35906AAK4
Meeting Date: JUL 31, 2020   Meeting Type: Written Consent
Record Date:  JUN 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         For       For          Management
      Against = Reject; Abstain Votes Do Not
      Count)
2     Opt Out Of The Third-party Release      For       For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

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FTS INTERNATIONAL INC.

Ticker:       FTSI           Security ID:  30283WAB0
Meeting Date: OCT 21, 2020   Meeting Type: Written Consent
Record Date:  SEP 17, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Class 3 Vote The Plan (For = Accept,    For       For          Management
      Against = Reject; Abstain Is Not A
      Valid Voting Option And Will Not Count)
2     Class 4 Vote The Plan (For = Accept,    For       For          Management
      Against = Reject; Abstain Is Not A
      Valid Voting Option And Will Not Count)
3     Opt Out Of The Third-party Release      For       For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

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STONEWAY CAPITAL CORPORATION

Ticker:                      Security ID:  86188PAA5
Meeting Date: DEC 28, 2020   Meeting Type: Special
Record Date:  OCT 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Noteholder Resolution: Approve Secured  For       For          Management
      Noteholders' Arrangement Resolution

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WHITING PETROLEUM CORPORATION

Ticker:       WLL            Security ID:  966387AH5
Meeting Date: JUL 30, 2020   Meeting Type: Written Consent
Record Date:  JUN 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         For       For          Management
      Against = Reject; Abstain Votes Do Not
      Count)
2     Opt Out Of The Third-party Release      For       For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

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WHITING PETROLEUM CORPORATION

Ticker:       WLL            Security ID:  966387BG6
Meeting Date: JUL 30, 2020   Meeting Type: Written Consent
Record Date:  JUN 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         For       For          Management
      Against = Reject; Abstain Votes Do Not
      Count)
2     Opt Out Of The Third-party Release      For       For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

========== END NPX REPORT